Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
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Financial Information of Operating Segments

	For the year ended 31 December 2021
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	481,311	120,609	16,407	—	—	618,327

- Term life	2,501	—	—	—	—
- Whole life	69,923	—	—	—	—
- Endowment	97,791	—	—	—	—
- Annuity	311,096	—	—	—	—

Net premiums earned	480,214	114,549	16,488	—	—	611,251
Investment income	160,204	10,831	496	6,856	—	178,387
Net realised gains on financial assets	18,768	1,256	58	262	—	20,344
Net fair value gains through profit or loss	2,795	187	9	1,952	—	4,943
Other income	1,228	85	—	11,826	(3,134)	10,005

Including: inter-segment revenue	—	—	—	3,134	(3,134)	—

Segment revenues	663,209	126,908	17,051	20,896	(3,134)	824,930

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(114,657)	(6,656)	(41)	—	—	(121,354)
Accident and health claims and claim adjustment expenses	—	(48,076)	(6,954)	—	—	(55,030)
Increase in insurance contract liabilities	(413,206)	(28,956)	(208)	—	—	(442,370)
Investment contract benefits	(10,223)	(405)	—	—	—	(10,628)
Policyholder dividends resulting from participation in profits	(26,367)	(144)	—	—	—	(26,511)
Underwriting and policy acquisition costs	(38,290)	(21,021)	(4,835)	(1,598)	—	(65,744)
Finance costs	(4,608)	(308)	(14)	(668)	—	(5,598)
Administrative expenses	(23,339)	(11,069)	(2,948)	(3,452)	—	(40,808)
Statutory insurance fund contribution	(787)	(367)	(99)	—	—	(1,253)
Other expenses	(8,961)	(1,307)	(270)	(8,063)	3,134	(15,467)

Including: inter-segment expenses	(2,929)	(196)	(9)	—	3,134	—

Segment benefits, claims and expenses	(640,438)	(118,309)	(15,369)	(13,781)	3,134	(784,763)

Net gains on investments of associates and joint ventures	—	—	—	10,328	—	10,328

Including: share of profit of associates and joint ventures	—	—	—	10,328	—	10,328

Segment results	22,771	8,599	1,682	17,443	—	50,495

Income tax						1,917

Net profit						52,412

Attributable to
- Equity holders of the Company						50,921
- Non-controlling interests						1,491

Other comprehensive income attributable to equity holders of the Company	(5,290)	(354)	(16)	1,097	—	(4,563)

Depreciation and amortisation	2,919	1,359	368	641	—	5,287

	As at 31 December 2021
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets

Financial assets	4,001,202	259,618	11,668	223,824	—	4,496,312
Others	9,893	16,044	569	257,953	—	284,459

Segment assets	4,011,095	275,662	12,237	481,777	—	4,780,771

Unallocated
Property, plant and equipment						54,398
Others						55,916

Total						4,891,085

Liabilities

Insurance contracts	3,180,931	228,899	10,069	—	—	3,419,899
Investment contracts	296,104	17,490	—	—	—	313,594
Securities sold under agreements to repurchase	217,288	14,536	672	6,950	—	239,446
Others	87,371	5,276	379	22,102	—	115,128

Segment liabilities	3,781,694	266,201	11,120	29,052	—	4,088,067

Unallocated
Others						316,360

Total						4,404,427

	For the year ended 31 December 2020
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	480,593	115,089	16,583	—	—	612,265

- Term life	2,674	—	—	—	—
- Whole life	73,747	—	—	—	—
- Endowment	109,275	—	—	—	—
- Annuity	294,897	—	—	—	—

Net premiums earned	479,600	109,091	15,975	—	—	604,666
Investment income	140,963	9,202	462	3,870	—	154,497
Net realised gains on financial assets	13,523	877	44	139	—	14,583
Net fair value gains through profit or loss	17,727	1,148	58	2,967	—	21,900
Other income	1,284	75	—	10,492	(2,448)	9,403

Including: inter-segment revenue	—	—	—	2,448	(2,448)	—

Segment revenues	653,097	120,393	16,539	17,468	(2,448)	805,049

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(108,862)	(4,714)	(33)	—	—	(113,609)
Accident and health claims and claim adjustment expenses	—	(44,987)	(7,408)	—	—	(52,395)
Increase in insurance contract liabilities	(382,132)	(32,445)	(220)	—	—	(414,797)
Investment contract benefits	(9,494)	(352)	—	—	—	(9,846)
Policyholder dividends resulting from participation in profits	(28,129)	(150)	—	—	—	(28,279)
Underwriting and policy acquisition costs	(60,841)	(15,921)	(5,315)	(2,284)	—	(84,361)
Finance costs	(2,798)	(183)	(7)	(759)	—	(3,747)
Administrative expenses	(23,360)	(8,677)	(2,649)	(3,020)	—	(37,706)
Statutory insurance fund contribution	(833)	(302)	(94)	—	—	(1,229)
Other expenses	(8,575)	(1,051)	(241)	(4,851)	2,448	(12,270)

Including: inter-segment expenses	(2,292)	(148)	(8)	—	2,448	—

Segment benefits, claims and expenses	(625,024)	(108,782)	(15,967)	(10,914)	2,448	(758,239)

Net gains on investments of associates and joint ventures	—	—	—	7,666	—	7,666

Including: share of profit of associates and joint ventures	—	—	—	8,336	—	8,336

Segment results	28,073	11,611	572	14,220	—	54,476

Income tax						(3,103)

Net profit						51,373

Attributable to
- Equity holders of the Company						50,257
- Non-controlling interests						1,116
Other comprehensive income attributable to equity holders of the Company	23,685	1,534	78	402	—	25,699
Depreciation and amortisation	3,086	1,118	351	607	—	5,162

	As at 31 December 2020
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	3,537,020	222,559	10,964	117,276	—	3,887,819
Others	10,076	14,939	675	239,584	—	265,274

Segment assets	3,547,096	237,498	11,639	356,860	—	4,153,093

Unallocated
Property, plant and equipment						52,747
Others						46,626

Total						4,252,466

Liabilities
Insurance contracts	2,767,642	195,487	10,096	—	—	2,973,225
Investment contracts	271,757	16,455	—	—	—	288,212
Securities sold under agreements to repurchase	109,156	7,070	358	5,665	—	122,249
Others	84,668	6,013	370	23,288	—	114,339

Segment liabilities	3,233,223	225,025	10,824	28,953	—	3,498,025

Unallocated
Others						297,504

Total						3,795,529

	For the year ended 31 December 2019
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	446,562	105,581	14,943	—	—	567,086

- Term life	2,584	—	—	—	—
- Whole life	61,612	—	—	—	—
- Endowment	113,950	—	—	—	—
- Annuity	268,416	—	—	—	—

Net premiums earned	445,719	99,575	14,984	—	—	560,278
Investment income	129,334	7,849	443	2,293	—	139,919
Net realised gains on financial assets	1,646	100	6	79	—	1,831
Net fair value gains through profit or loss	16,947	1,027	58	1,219	—	19,251
Other income	1,110	60	—	8,723	(1,673)	8,220

Including: inter-segment revenue	—	—	—	1,673	(1,673)	—

Segment revenues	594,756	108,611	15,491	12,314	(1,673)	729,499

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(124,194)	(3,649)	(34)	—	—	(127,877)
Accident and health claims and claim adjustment expenses	—	(44,613)	(6,170)	—	—	(50,783)
Increase in insurance contract liabilities	(303,479)	(27,209)	(119)	—	—	(330,807)
Investment contract benefits	(8,810)	(347)	—	—	—	(9,157)
Policyholder dividends resulting from participation in profits	(22,251)	(124)	—	—	—	(22,375)
Underwriting and policy acquisition costs	(57,071)	(16,554)	(5,443)	(2,328)	—	(81,396)
Finance costs	(3,288)	(200)	(12)	(755)	—	(4,255)
Administrative expenses	(25,328)	(9,075)	(2,962)	(2,918)	—	(40,283)
Statutory insurance fund contribution	(797)	(273)	(93)	—	—	(1,163)
Other expenses	(7,120)	(692)	(169)	(3,318)	1,673	(9,626)

Including: inter-segment expenses	(1,573)	(95)	(5)	—	1,673	—

Segment benefits, claims and expenses	(552,338)	(102,736)	(15,002)	(9,319)	1,673	(677,722)

Net gains on investments of associates and joint ventures	—	—	—	8,011	—	8,011

Including: share of profit of associates and joint ventures	—	—	—	9,159	—	9,159

Segment results	42,418	5,875	489	11,006	—	59,788

Income tax						(781)

Net profit						59,007

Attributable to
- Equity holders of the Company						58,281
- Non-controlling interests						726
Other comprehensive income attributable to equity holders of the Company	31,861	1,931	109	946	—	34,847
Depreciation and amortisation	2,671	917	312	479	—	4,379

	As at 31 December 2019
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	3,111,140	183,142	10,080	76,952	—	3,381,314
Others	8,953	12,109	572	222,983	—	244,617

Segment assets	3,120,093	195,251	10,652	299,935	—	3,625,931

Unallocated
Property, plant and equipment						51,758
Others						49,102

Total						3,726,791

Liabilities
Insurance contracts	2,385,407	158,800	8,529	—	—	2,552,736
Investment contracts	252,362	15,442	—	—	—	267,804
Securities sold under agreements to repurchase	106,377	6,447	365	4,899	—	118,088
Others	80,820	5,687	346	23,944	—	110,797

Segment liabilities	2,824,966	186,376	9,240	28,843	—	3,049,425

Unallocated
Others						268,007

Total						3,317,432